Summary of changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Deferred Revenue
Total deferred revenue	₨ 248,177	₨ 387,049
Deferred during the year
Recorded in statement of profit or loss	(202,456)	(138,872)
Transferred to other financial liabilities (deposits)
Deferred income at the closing of the year	₨ 45,721	₨ 248,177